Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments
Reconciliation Of Investments In Equity Affiliates
	2011	2010
Beginning of year	$4,515	$2,921
Additional investments	35	220
Equity in net income of affiliates	784	762
Dividends received	(161)	(159)
Dispositions	(660)	(204)
Currency translation adjustments	(515)	203
América Móvil equity adjustments	(171)	-
Telmex Internacional exchange	-	658
Other adjustments	(109)	114
End of year	$3,718	$4,515